Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2006	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements, authorized ordinary shares for issuance				24,133,000
Share-based compensation arrangements, compensation expense	$ 428,000	$ 446,412	$ 424,445
Weighted-average fair value of share options and SARs granted	$ 0	$ 0	$ 0
Total fair value of options and SARs vested	0	0	0
Aggregate intrinsic value	0
Aggregate intrinsic value of options and SARs exercised			0
Unrecognized compensation cost related to non-vested share-based compensation arrangements	$ 71,333
Unrecognized compensation cost related to non-vested share-based compensation arrangements, weighted-average recognition period	1 month 28 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements, awards expiration period				10 years
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements, awards expiration period				6 years
Stock Options And Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements, percentage of awards vesting upon grant				25.00%
Share-based compensation arrangements, awards to vest on the last day of each year				75.00%
Share-based compensation arrangements, awards vesting period				3 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements, awards to vest on the last day of each year			33.33%
Share-based compensation arrangements, awards vesting period			3 years		3 years
Share-based compensation arrangements, awards to vest on the last day of each three-month period					8.33%